INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 67,437	$ 9,714	¥ 208,702
Accumulated amortization	(5,890)	(849)	(8,554)
Intangible assets, net	61,547	8,865	200,148
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,576	516	19,343
Accumulated amortization	(2,320)	(334)	(6,050)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	800	115	800
Accumulated amortization	(800)	(115)	(800)
Online payment and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			185,698
Accumulated amortization	(1,188)	(171)	(344)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,861	412	2,861
Accumulated amortization	(1,582)	(229)	(1,360)
Mobile Applications [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 60,200	$ 8,671